Accumulated retained earnings - Reserves of subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reserve breakdown
Reserves of subsidiaries	€ 37,593	€ 36,862	€ 34,568
Restricted portion of Reserves of subsidiaries	2,964	2,777	2,730
Banco Santander (Brasil) S.A
Reserve breakdown
Reserves of subsidiaries	10,755	9,874	8,993
Grupo Santander UK
Reserve breakdown
Reserves of subsidiaries	8,207	7,724	6,887
Santander Holding USA, Inc.
Reserve breakdown
Reserves of subsidiaries	4,260	4,150	4,091
Banco Santander (Mexico), S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico [Member]
Reserve breakdown
Reserves of subsidiaries	3,436	3,229	3,255
Banco Santander - Chile
Reserve breakdown
Reserves of subsidiaries	2,963	2,764	2,630
Santander Consumer Finance, S.A.
Reserve breakdown
Reserves of subsidiaries	2,841	2,465	2,027
Banco Santander Totta SA
Reserve breakdown
Reserves of subsidiaries	2,729	2,821	2,593
Santander Bank Polska SA [Member]
Reserve breakdown
Reserves of subsidiaries	1,387	1,093	967
Santander Seguros y Reaseguros, Compania Aseguradora, S.A.
Reserve breakdown
Reserves of subsidiaries	714	638	824
Banco Santander (Suisse), S.A.
Reserve breakdown
Reserves of subsidiaries	369	381	354
Santander Investment, S.A.
Reserve breakdown
Reserves of subsidiaries	208	202	349
Banco Santander Rio, S.A.
Reserve breakdown
Reserves of subsidiaries	(82)	1,639	1,326
Cartera Mobiliaria, S.A. SICAV
Reserve breakdown
Reserves of subsidiaries			377
Exchange differences, consolidation adjustments and other companies
Reserve breakdown
Reserves of subsidiaries	€ (194)	€ (118)	€ (105)